                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.   Name and address of issuer:

     Artisan Funds, Inc.
     875 East Wisconsin Avenue
     Suite 800
     Milwaukee, Wisconsin 53202

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

--------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-8932

     Securities Act File Number:         33-88316

--------------------------------------------------------------------------------
4(a) Last day of fiscal year for which this notice is filed: September 30, 2004

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities                     $6,145,473,530
          sold during the fiscal year
          pursuant to section 24(f):

     (ii) Aggregate price of securities        $4,963,812,238
          redeemed or repurchased during the
          fiscal year:

     (iii) Aggregate price of securities       $            0
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits                    -$4,963,812,238
          [add Items 5(ii) and 5(iii):

     (v)  Net sales - if Item 5(i) is                            $1,181,661,292
          greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:

     (vi) Redemption credits available for     $      (     )
                                                       -----
          use in future years -- if Item
          5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item
          5(i)]:

     (vii) Multiplier for determining                            x .0001177
          registration fee (See Instruction
          C.9):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (viii) Registration fee due [multiply                       $139,082
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due):

--------------------------------------------------------------------------------
6.   Prepaid Shares
     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:    . If
                                                                   ----
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:    .
                                        ----

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

--------------------------------------------------------------------------------
8.   Total of the amount of the registration                     $139,082
     fee due plus any interest due [line
     5(viii) plus line 7]

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     December 14, 2004

     Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)* /s/ Lawrence A. Totsky
                               -------------------------------------------------
                               Lawrence A. Totsky
                               Chief Financial Officer and Treasurer

     Date December 15, 2004

  *Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------